                                                          [PIONEER LOGO]

       PIONEER
       MID-CAP
       FUND

      [SEMIANNUAL REPORT 3/31/01]

    TABLE OF CONTENTS
   -----------------------------------------------------------------------------

      Letter from the President                                     1
      Portfolio Summary                                             2
      Performance Update                                            3
      Portfolio Management Discussion                               6
      Schedule of Investments                                       9
      Financial Statements                                         18
      Notes to Financial Statements                                24
      Trustees, Officers and Service Providers                     29

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     LETTER FROM THE PRESIDENT 3/31/01
     DEAR SHAREOWNER,
   -----------------------------------------------------------------------------
     I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst last spring. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

     You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

     As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process:
     Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.
     Sincerely,

     [/s/ David Tripple]
     David Tripple
     President

     Pioneer Investment Management, Inc.

     PIONEER MID-CAP FUND
     PORTFOLIO SUMMARY 3/31/01

     PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
    (As a percentage of total investment portfolio)

U.S. Common Stocks                                                                91%
Short-Term Cash Equivalents                                                        5%
Depositary Receipts for International Stocks                                       4%

     SECTOR DISTRIBUTION
--------------------------------------------------------------------------------
    (As a percentage of equity holdings)

Technology                                                                        31%
Health Care                                                                       18%
Financial                                                                         10%
Consumer Cyclicals                                                                10%
Energy                                                                             8%
Consumer Staples                                                                   7%
Utilities                                                                          7%
Capital Goods                                                                      5%
Communication Services                                                             2%
Basic Materials                                                                    1
Transportation                                                                     1

     10 LARGEST HOLDINGS
--------------------------------------------------------------------------------
    (As a percentage of equity holdings)

       1.  Calpine Corp.                 2.67%   6.  Dynergy Corp.                     1.45%
       2.  Scios Inc.                    1.98    7.  Concord EFS, Inc.                 1.42
       3.  Genzyme Corp.                 1.62    8.  Family Dollar Stores, Inc.        1.38
       4.  Elan Corp. Plc. (A.D.R.)      1.50    9.  Brinker International, Inc.       1.35
       5.  Univision Communications,     1.48   10.  DST Systems, Inc.                 1.31
           Inc.

     Fund holdings will vary for other periods.

     PIONEER MID-CAP FUND
     PERFORMANCE UPDATE 3/31/01                               CLASS A SHARES

    SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

      NET ASSET VALUE
         PER SHARE             3/31/01      9/30/00
                              $13.38     $23.15

  DISTRIBUTIONS PER SHARE      INCOME     SHORT-TERM      LONG-TERM
    (9/30/00 - 3/31/01)       DIVIDENDS  CAPITAL GAINS  CAPITAL GAINS
                                  -      $0.672         $2.449

    INVESTMENT RETURNS
--------------------------------------------------------------------------------
    The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Mid-Cap Fund at public offering price, compared to the growth of the Standard & Poor's MidCap 400 Index.

                          AVERAGE ANNUAL TOTAL RETURNS
                             (As of March 31, 2001)

                                             NET ASSET    PUBLIC OFFERING
                 PERIOD                        VALUE          PRICE*
10 Years                                        9.43%           8.78%
5 Years                                         5.73            4.48
1 Year                                        -32.74          -36.60

GROWTH OF $10,000 FROM 3/91

                                                                                                   STANDARD & POOR'S MIDCAP 400
                                                                   PIONEER MID-CAP FUND*                      INDEX
                                                                   ---------------------           ----------------------------
3/91                                                                       9425.00                           10000.00
3/92                                                                      11587.00                           12145.00
                                                                          13808.00                           14108.00
                                                                          14678.00                           14977.00
3/95                                                                      15058.00                           16224.00
                                                                          17560.00                           20866.00
                                                                          17203.00                           23079.00
3/98                                                                      24596.00                           34394.00
                                                                          22364.00                           34551.00
                                                                          33489.00                           47710.00
3/01                                                                      23214.00                           44396.00

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

The Fund adopted its current name and investment objective on February 1, 1996. Prior to that date, the Fund's name was Pioneer Three and its objective was growth and income from a portfolio primarily of small-capitalization stocks.

 The Standard & Poor's MidCap 400 Index is an unmanaged measure of 400 domestic stocks chosen for market size (average capitalization is $2.1 billion), liquidity and group representation. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

 Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

     PIONEER MID-CAP FUND
     PERFORMANCE UPDATE 3/31/01                               CLASS B SHARES

    SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

      NET ASSET VALUE
         PER SHARE             3/31/01      9/30/00
                              $12.26     $21.68

  DISTRIBUTIONS PER SHARE      INCOME     SHORT-TERM      LONG-TERM
    (9/30/00 - 3/31/01)       DIVIDENDS  CAPITAL GAINS  CAPITAL GAINS
                                  -      $0.672         $2.449

    INVESTMENT RETURNS
--------------------------------------------------------------------------------
    The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Mid-Cap Fund, compared to the growth of the Standard & Poor's MidCap 400 Index.

                            AVERAGE ANNUAL TOTAL RETURNS
                               (As of March 31, 2001)

                                                   IF HELD        IF
                    PERIOD                                     REDEEMED*
Life-of-Fund
  (2/1/96)                                           5.34%        5.24%
5 Years                                              4.55         4.45
1 Year                                             -33.56       -35.76

GROWTH OF $10,000+

                                                                                                   STANDARD & POOR'S MIDCAP 400
                                                                   PIONEER MID-CAP FUND*                      INDEX
                                                                   ---------------------           ----------------------------
2/96                                                                       10000.                             10000.
                                                                           10254.                             10120.
9/96                                                                       10765.                             10714.
                                                                            9956.                             11194.
                                                                           12904.                             14902.
3/98                                                                       14050.                             16681.
                                                                           10728.                             13962.
                                                                           12641.                             16757.
9/99                                                                       12634.                             17523.
                                                                           19282.                             23139.
                                                                           18763.                             25098.
3/01                                                                       12748.                             21532.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

+ Index comparison begins 2/29/96. The Standard & Poor's MidCap 400 Index is an unmanaged measure of 400 domestic stocks chosen for market size (average capitalization is $2.1 billion), liquidity and group representation. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.
  4

     PIONEER MID-CAP FUND
     PERFORMANCE UPDATE 3/31/01                               CLASS C SHARES

    SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

      NET ASSET VALUE
         PER SHARE            3/31/01      9/30/00
                             $12.72     $22.32

  DISTRIBUTIONS PER SHARE     INCOME     SHORT-TERM      LONG-TERM
    (9/30/00 - 3/31/01)      DIVIDENDS  CAPITAL GAINS  CAPITAL GAINS
                                 -      $0.672         $2.449

    INVESTMENT RETURNS
--------------------------------------------------------------------------------
    The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Mid-Cap Fund, compared to the growth of the Standard & Poor's MidCap 400 Index.

                             AVERAGE ANNUAL RETURNS
                             (As of March 31, 2001)

                                               IF                  IF
               PERIOD                         HELD              REDEEMED*
Life-of-Fund
2/1/96                                         5.73%               5.73%
5 Years                                        4.96                4.96
1 Year                                       -33.48              -33.48

GROWTH OF $10,000+

                                                                                                   STANDARD & POOR'S MIDCAP 400
                                                                   PIONEER MID-CAP FUND*                      INDEX
                                                                   ---------------------           ----------------------------
2/96                                                                      10000.00                           10000.00
                                                                          10254.00                           10120.00
9/96                                                                      10795.00                           10714.00
                                                                           9982.00                           11194.00
                                                                          13069.00                           14902.00
3/98                                                                      14240.00                           16681.00
                                                                          10877.00                           13962.00
                                                                          12848.00                           16757.00
9/99                                                                      12848.00                           17523.00
                                                                          19640.00                           23139.00
                                                                          19093.00                           25098.00
3/01                                                                      13059.00                           21532.00

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge
  (CDSC) applies to redemptions made within one year of purchase.

+ Index comparison begins 2/29/96. The Standard & Poor's MidCap 400 Index is an unmanaged measure of 400 domestic stocks chosen for market size (average capitalization is $2.1 billion), liquidity and group representation. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     PORTFOLIO MANAGEMENT DISCUSSION 3/31/01

Mid-cap stocks, like stocks of all sizes, were caught up in volatile markets over the last six months. In the following pages, Eric J. Weigel, portfolio manager of Pioneer Mid-Cap Fund, reviews the market and economic background, and comments on the Fund's results.

Q. AFTER A PERIOD OF VERY STRONG PERFORMANCE, MID-CAP STOCKS HAVE SLID BACK RECENTLY. HOW DID THE FUND HOLD UP DURING THE PERIOD?

A. For much of last year mid-cap growth stocks as a group recorded strong performance but the tide turned abruptly in the last quarter of 2000. For the six months ended March 31, 2001, Pioneer Mid-Cap Fund's Class A shares had a total return at net asset value of -31.20%, with Class B and C shares showing similar results, -31.72% and -31.60%, respectively. These numbers, although disappointing, were ahead of the -49.89% return of the Fund's benchmark, the Standard & Poor's MidCap 400 Index. The Fund also did better over the period than the average -36.93% return of the 402 MidCap Growth funds in its Lipper peer group. (Lipper is an independent organization that tracks mutual fund performance.)

Q.  WHAT TRIGGERED THE SLUMP?

A. The last several months were among the most challenging in many years, following the period of investor optimism that coincided with the start of the new millennium. Investors began fleeing growth stocks as higher interest rates began eating into corporate profits and a sudden business slowdown set in. The impact was seen first and most dramatically in technology, where manufacturers faced worrisome levels of unsold inventory. Earlier, many corporations had become accustomed to ordering more technology products than they needed because demand was very strong and shortages seemed likely. But as business fell off, these same companies stopped ordering and instead elected to use up existing supplies, leaving manufacturers with large quantities of goods on the shelves. And, as often happens when the economic outlook clouds over, investors shunned everything growth-related to seek shelter in more conservative investments.

Q.  WHAT WERE THE MAIN INFLUENCES ON THE FUND'S PERFORMANCE DURING THE PERIOD?

A. We were underweighted (compared to our market benchmark) in some of the stronger mid-cap sectors, including utilities and financial stocks, which

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------

    hampered performance. And, many technology holdings fell with the general weakness in that sector. However, some biotech selections were solid contributors: Scios, a biopharmaceutical company developing new treatments for heart failure and rheumatoid arthritis, and Lincare Holdings, which supplies devices used in the treatment of respiratory illnesses.

    Overall, consumer cyclicals -- companies whose businesses track the rise and fall of the economic cycle -- were a negative for the Fund. But as business slowed and layoffs spread, concerned consumers switched allegiance to more value-focused retailers, including BJ's Wholesale Club and Family Dollar Stores. BJ's in particular has been gaining significant market share from its competitors.

Q.  WHAT OTHER AREAS HELPED PERFORMANCE?

A. Results benefited from a comparatively large position and good stock selection in energy. Being underweighted in the poor-performing technology sector helped results, along with contributions from some tech holdings, among them Lam Research, which sells specialty chemicals used in the manufacture of semiconductors, and Brooks Automation and Synopsys, whose products also serve semiconductor makers. Combined, these three stocks represented 3.08% of the portfolio at the end of March.

Q. YOU HAVE BEEN SHIFTING PORTFOLIO STRATEGY SOMEWHAT. WHAT CHANGES ARE YOU MAKING, AND WHY?

A. Earnings expectations for most large-capitalization stocks have already been downgraded to reflect the slower business conditions that now prevail. However, we think profit projections in the mid-cap universe remain too optimistic. For that reason, we have been emphasizing more reasonably priced stocks while maintaining the portfolio's growth profile. One example is 3COM, a manufacturer of networking and other products that combines a good profit outlook, a strong balance sheet and a modest valuation compared to others within its sector.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     PORTFOLIO MANAGEMENT DISCUSSION 3/31/01  (CONTINUED)

Q.  WHERE DO THE ECONOMY AND THE MARKET APPEAR TO BE HEADED?

A. We don't expect a rebound in the economy's growth rate until the end of the year or perhaps the beginning of 2002. Under that scenario, stocks may begin to recover this fall. Until then, volatility is likely to continue with not much net change in market levels until the economy's direction is more apparent. We also believe that, barring unexpected developments, there is more room on the upside than on the downside at this point. Right now, mid-cap growth stocks are generally cheaper in valuation terms than their large-capitalization counterparts, which should make mid-caps attractive to investors once the economy begins to improve.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     SCHEDULE OF INVESTMENTS 3/31/01 (UNAUDITED)

  SHARES                                                                            VALUE
               COMMON STOCKS - 94.5%
               BASIC MATERIALS - 1.3%
               CHEMICALS (DIVERSIFIED) - 0.4%
     58,000    PPG Industries, Inc.                                          $  2,673,220
                                                                             ------------
               PAPER & FOREST PRODUCTS - 0.9%
    145,000    Bowater, Inc.                                                 $  6,873,000
                                                                             ------------
               TOTAL BASIC MATERIALS                                         $  9,546,220
                                                                             ------------
               CAPITAL GOODS - 5.2%
               ELECTRICAL EQUIPMENT - 4.0%
    160,000    American Power Conversion Corp.*                              $  2,062,500
    350,000    Kemper Corp.*                                                    5,929,000
    125,000    Power-One, Inc.*                                                 1,811,250
    200,000    Sanmina Corp.*                                                   3,912,500
     90,000    Symbol Technologies, Inc.                                        3,141,000
    350,000    SCI Systems, Inc.*                                               6,370,000
    290,625    Vishay Intertechnology, Inc.*                                    5,783,437
                                                                             ------------
                                                                             $ 29,009,687
                                                                             ------------
               ENGINEERING & CONSTRUCTION - 0.4%
    222,700    Dycom Industries, Inc.*                                       $  2,872,830
                                                                             ------------
               MACHINERY (DIVERSIFIED) - 0.1%
    125,000    APW Ltd.*                                                     $  1,072,500
                                                                             ------------
               MANUFACTURING (DIVERSIFIED) - 0.4%
    152,100    Corning, Inc.                                                 $  3,146,949
                                                                             ------------
               MANUFACTURING (SPECIALIZED) - 0.3%
     98,400    Jabil Circuit Inc.*                                           $  2,127,408
                                                                             ------------
               TOTAL CAPITAL GOODS                                           $ 38,229,374
                                                                             ------------

   The accompanying notes are an integral part of these financial statements.  9

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     SCHEDULE OF INVESTMENTS 3/31/01 (UNAUDITED) (CONTINUED)

  SHARES                                                                            VALUE
               COMMUNICATION SERVICES - 1.9%
               CELLULAR/WIRELESS TELECOMMUNICATIONS - 1.1%
    180,100    P-Com Inc.*                                                   $    230,753
    183,000    Powerwave Technologies Inc.*                                     2,493,375
    125,000    Western Wireless Corp.*                                          5,078,125
                                                                             ------------
                                                                             $  7,802,253
                                                                             ------------
               TELEPHONE - 0.8%
    200,000    BroadWing Inc.*                                               $  3,830,000
     65,000    Qwest Communications*                                            2,278,250
                                                                             ------------
                                                                             $  6,108,250
                                                                             ------------
               TOTAL COMMUNICATION SERVICES                                  $ 13,910,503
                                                                             ------------
               CONSUMER CYCLICALS - 9.5%
               AUTO PARTS & EQUIPMENT - 0.9%
     72,700    SPX Corp.*                                                    $  6,598,252
                                                                             ------------
               GAMING & LOTTERY COMPANIES - 1.0%
    130,000    Harrah's Entertainment Inc.*                                  $  3,825,900
    107,400    Mirage Resorts Inc                                               3,812,700
                                                                             ------------
                                                                             $  7,638,600
               RETAIL (COMPUTERS & ELECTRONICS) - 0.4%
    110,000    Tech Data Corp.*                                              $  3,245,000
                                                                             ------------
               RETAIL (DEPARTMENT STORES) - 0.6%
    102,800    Federated Department Stores, Inc.*                            $  4,271,340
                                                                             ------------
               RETAIL (DISCOUNTERS) - 1.5%
     86,400    Dollar Tree Stores, Inc.*                                     $  1,664,550
    375,000    Family Dollar Stores, Inc.                                       9,637,500
                                                                             ------------
                                                                             $ 11,302,050
                                                                             ------------
               RETAIL (GENERAL MERCHANDISE) - 1.7%
    170,000    BJ's Wholesale Club, Inc.*                                    $  8,134,500
    123,300    Sears, Roebuck and Co.                                           4,348,791
                                                                             ------------
                                                                             $ 12,483,291
                                                                             ------------
               RETAIL (SPECIALTY) - 0.5%
    140,000    Bed Bath & Beyond, Inc.*                                      $  3,438,750
                                                                             ------------
               SERVICES (ADVERTISING/MARKETING) - 0.7%
    140,000    TMP Worldwide Inc.*                                           $  5,258,750
                                                                             ------------

  10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                            VALUE
               SERVICES (COMMERCIAL & CONSUMER) - 1.2%
    180,000    Apollo Group Inc.*                                            $  5,906,250
     75,000    Convergys Corp.*                                                 2,705,250
                                                                             ------------
                                                                             $  8,611,500
                                                                             ------------
               TEXTILES (APPAREL) - 1.0%
    200,000    Jones Apparel Group, Inc.*                                    $  7,560,000
                                                                             ------------
               TOTAL CONSUMER CYCLICALS                                      $ 70,407,533
                                                                             ------------
               CONSUMER STAPLES - 6.7%
               BROADCASTING (CABLE/TELEVISION/RADIO) - 1.9%
     49,100    Cablevision Systems Corp.*                                    $  3,454,676
     24,550    Cablevision Systems Corp.-Rainbow Media Group*                     638,300
    270,000    Univision Communications Inc.*                                  10,303,200
                                                                             ------------
                                                                             $ 14,396,176
                                                                             ------------
               DISTRIBUTORS (FOOD & HEALTH) - 0.7%
    150,000    Bergen Brunswig Corp.                                         $  2,490,000
    200,000    Supervalue Inc.                                                  2,666,000
                                                                             ------------
                                                                             $  5,156,000
                                                                             ------------
               FOODS - 1.4%
     63,700    Hershey Foods Corp.                                           $  4,415,684
    150,000    McCormick & Co, Inc.                                             6,298,500
                                                                             ------------
                                                                             $ 10,714,184
                                                                             ------------
               RESTAURANTS - 1.3 %
    337,500    Brinker International Inc.*                                   $  9,419,625
                                                                             ------------
               SERVICES (EMPLOYMENT) - 0.3%
    500,000    Modis Professional Services Inc.*                             $  2,300,000
                                                                             ------------
               TOBACCO - 1.1%
    140,000    RJ Reynolds Tobacco Holdings                                  $  7,854,000
                                                                             ------------
               TOTAL CONSUMER STAPLES                                        $ 49,839,985
                                                                             ------------
               ENERGY - 7.7%
               OIL & GAS (DRILLING & EQUIPMENT) - 1.5%
    100,000    ENSCO International, Inc.                                     $  3,500,000
     75,000    Tidewater, Inc.                                                  3,390,000
    181,900    Varco International Inc.*                                        3,756,235
                                                                             ------------
                                                                             $ 10,646,235
                                                                             ------------

   The accompanying notes are an integral part of these financial statements. 11

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     SCHEDULE OF INVESTMENTS 3/31/01 (UNAUDITED) (CONTINUED)

  SHARES                                                                            VALUE
               OIL & GAS (PRODUCTION/EXPLORATION) - 3.9%
    110,000    Louis Dreyfus Natural Gas Corp.*                              $  4,070,000
    100,000    Murphy Oil Corp.                                                 6,658,000
    348,300    Ocean Energy Inc.                                                5,764,365
    450,000    Pioneer Natural Resources Co.*                                   7,065,000
    200,000    Suncor Energy Inc.                                               5,180,000
                                                                             ------------
                                                                             $ 28,737,365
                                                                             ------------
               OIL & GAS (REFINING & MARKETING) - 1.2%
    150,000    Ultramar Diamond Shamrock Corp.                               $  5,427,000
    100,000    Valero Energy Corp.                                              3,550,000
                                                                             ------------
                                                                             $  8,977,000
                                                                             ------------
               OIL (DOMESTIC INTEGRATED) - 1.1%
    300,000    Conoco, Inc.                                                  $  8,430,000
                                                                             ------------
               TOTAL ENERGY                                                  $ 56,790,600
                                                                             ------------
               FINANCIALS - 9.2%
               BANKS (REGIONAL) - 1.8%
    180,000    North Fork Bancorporation, Inc.                               $  4,671,000
    150,000    Silicon Valley Bancshares*                                       3,525,000
    125,000    TCF Financial Corp.                                              4,723,750
                                                                             ------------
                                                                             $ 12,919,750
                                                                             ------------
               CONSUMER FINANCE - 1.9%
     67,700    CapitalOne Financial Corp.                                    $  3,757,350
     80,000    The PMI Group, Inc.                                              5,198,400
    100,000    Providian Financial Corp.                                        4,905,000
                                                                             ------------
                                                                             $ 13,860,750
                                                                             ------------
               FINANCIAL (DIVERSIFIED) - 0.7%
    139,600    John Hancock Financial Services, Inc.                         $  5,367,620
                                                                             ------------
               INSURANCE (PROPERTY-CASUALTY) - 3.5%
    140,000    Allmerica Financial Corp.                                     $  7,264,600
    110,000    Exel Ltd.                                                        8,367,700
     52,850    MBIA Inc.                                                        4,263,938
     90,000    Radian Group Inc.                                                6,097,500
                                                                             ------------
                                                                             $ 25,993,738
                                                                             ------------

  12  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                            VALUE
               INVESTMENT BANK/BROKERAGE - 1.0%
    150,000    Edwards (A.G.), Inc.                                          $  5,550,000
     50,400    Legg Mason Inc.                                                  2,121,840
                                                                             ------------
                                                                             $  7,671,840
                                                                             ------------
               INVESTMENT MANAGEMENT - 0.3%
     70,000    Stilwell Financial Inc.                                       $  1,877,400
                                                                             ------------
               TOTAL FINANCIALS                                              $ 67,691,098
                                                                             ------------
               HEALTH CARE - 17.2%
               BIOTECHNOLOGY - 8.5%
     55,000    Biogen, Inc.*                                                 $  3,482,187
     75,000    Chiron Corp.*                                                    3,290,625
    240,000    Gilead Sciences, Inc.*                                           7,800,000
     45,500    Human Genome Sciences, Inc.*                                     2,093,000
    210,000    IDEC Pharmaceuticals Corp.*                                      8,400,000
    100,000    ImClone Systems, Inc.*                                           3,318,750
     75,000    Invitrogen Corp.*                                                4,113,750
    100,000    MedImmune, Inc.*                                                 3,587,500
    259,400    Millennium Pharmaceuticals, Inc.*                                7,901,324
     66,450    OSI Pharmaceuticals, Inc.*                                       2,633,081
     50,000    Protein Design Labs, Inc.*                                       2,225,000
    600,000    Scios Inc.*                                                     13,800,000
                                                                             ------------
                                                                             $ 62,645,217
                                                                             ------------
               HEALTH CARE (DIVERSIFIED) - 1.1%
     36,000    Allergan, Inc.                                                $  2,669,400
    158,800    Biovail Corp Intl.*                                              5,737,444
                                                                             ------------
                                                                             $  8,406,844
                                                                             ------------
               HEALTH CARE (DRUGS/MAJOR PHARMACEUTICALS) - 3.1%
    200,000    Elan Corp. Plc (A.D.R.)*                                      $ 10,450,000
    122,000    Forest Laboratories Inc.*                                        7,227,280
    175,000    IVAX Corp.*                                                      5,512,500
                                                                             ------------
                                                                             $ 23,189,780
                                                                             ------------
               HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.6%
    170,000    ICN Pharmaceuticals, Inc.                                     $  4,323,100
                                                                             ------------

   The accompanying notes are an integral part of these financial statements. 13

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     SCHEDULE OF INVESTMENTS 3/31/01 (UNAUDITED) (CONTINUED)

  SHARES                                                                            VALUE
               HEALTH CARE (MANAGED CARE) - 1.3%
     50,000    Express Scripts, Inc.*                                        $  4,334,000
     55,000    Wellpoint Health Networks Inc.*                                  5,242,050
                                                                             ------------
                                                                             $  9,576,050
                                                                             ------------
               HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 1.5%
    125,000    Genzyme Corp.*                                                $ 11,291,250
                                                                             ------------
               HEALTH CARE (SPECIALIZED SERVICES) - 1.1%
    150,000    Lincare Holdings Inc.*                                        $  7,940,625
                                                                             ------------
               TOTAL HEALTH CARE                                             $127,372,866
                                                                             ------------
               TECHNOLOGY - 29.2%
               COMMUNICATIONS EQUIPMENT - 0.5%
     45,000    Ciena Corp.*                                                  $  1,873,125
    175,000    RF Micro Devices Inc.*                                           2,045,312
                                                                             ------------
                                                                             $  3,918,437
                                                                             ------------
               COMPUTERS (NETWORKING) - 0.8%
    750,000    3COM Corp.*                                                   $  4,289,063
    160,000    Radware Ltd.*                                                    1,810,000
                                                                             ------------
                                                                             $  6,099,063
                                                                             ------------
               COMPUTERS (PERIPHERALS) - 1.6%
    670,000    Quantum Corp - DLT & Storage Systems*                         $  7,772,000
     35,000    EMC Corp.*                                                       1,029,000
    150,000    Sandisk Corp.*                                                   3,056,250
                                                                             ------------
                                                                             $ 11,857,250
                                                                             ------------
               COMPUTERS (SOFTWARE & SERVICES) - 7.7%
    300,000    Cadence Design System Inc.*                                   $  5,547,000
    340,000    Entrust Technologies Inc.*                                       2,826,250
    165,000    Electronic Arts, Inc.*                                           8,951,250
    280,000    Legato Systems, Inc.*                                            3,377,500
    350,000    Network Associates, Inc.*                                        2,887,500
    190,000    Peregrine Systems, Inc.*                                         3,705,000
    360,000    Rational Software Corp.*                                         6,390,000
    180,000    Synopsys, Inc.*                                                  8,448,750
    175,000    Sybase Inc.*                                                     2,712,500
    175,000    Symantec Corp.*                                                  7,317,187
    203,000    Wind River Systems*                                              4,719,750
                                                                             ------------
                                                                             $ 56,882,687
                                                                             ------------

  14  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------

  SHARES                                                                            VALUE
               ELECTRONICS (COMPONENT DISTRIBUTORS) - 1.6%
    110,000    Arrow Electronics, Inc.*                                      $  2,486,000
    125,000    Avnet, Inc.                                                      2,562,500
    168,700    Flextronics International, Ltd.*                                 2,530,500
     80,000    Newport Corp.                                                    2,340,800
    110,000    Sawtech Inc.*                                                    1,959,375
                                                                             ------------
                                                                             $ 11,879,175
                                                                             ------------
               ELECTRONICS (INSTRUMENTATION) - 2.2%
    112,000    Photon Dynamics Inc.*                                         $  2,366,000
    170,000    Veeco Instruments, Inc.*                                         7,065,625
    150,000    Waters Corp.*                                                    6,967,500
                                                                             ------------
                                                                             $ 16,399,125
                                                                             ------------
               ELECTRONICS (SEMICONDUCTORS) - 5.8%
    156,900    Applied Micro Circuits Corp.*                                 $  2,588,850
    925,000    Atmel Corp.*                                                     9,076,563
    265,000    Cypress Semiconductor Corp.*                                     4,698,450
    195,000    Integrated Device Tech Inc.*                                     5,773,950
     75,000    International Rectifier Corp.*                                   3,037,500
    165,000    Microchip Technology*                                            4,176,563
     65,000    Nvidia Corp.*                                                    4,219,922
    100,000    Semtech Corp*                                                    2,943,750
    225,000    Triquint Semiconductor Inc.*                                     3,332,813
    205,000    TranSwitch Corp.*                                                2,690,625
                                                                             ------------
                                                                             $ 42,538,986
                                                                             ------------
               EQUIPMENT (SEMICONDUCTOR) - 5.0%
    120,000    Brooks Automation, Inc.*                                      $  4,770,000
    350,000    Credence Systems Corp.*                                          7,175,000
     80,800    Cymer, Inc.*                                                     1,747,704
    115,000    DuPont Photomasks, Inc.*                                         5,046,085
    100,000    KLA-Tencor Corp.*                                                3,937,500
    350,000    Lam Research Corp.*                                              8,312,500
    150,000    Novellus Systems, Inc.*                                          6,084,375
                                                                             ------------
                                                                             $ 37,073,164
                                                                             ------------
               SERVICES (COMPUTER SYSTEMS) - 0.7%
    100,000    SunGard Data Systems, Inc.*                                   $  4,923,000
                                                                             ------------

   The accompanying notes are an integral part of these financial statements. 15

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     SCHEDULE OF INVESTMENTS 3/31/01 (UNAUDITED) (CONTINUED)

  SHARES                                                                            VALUE
               SERVICES (DATA PROCESSING) - 3.3%
    243,100    Concord EFS, Inc.*                                            $  9,906,325
    190,000    DST Systems, Inc.*                                               9,156,100
    120,000    Fiserv, Inc.*                                                    5,392,500
                                                                             ------------
                                                                             $ 24,454,925
                                                                             ------------
               TOTAL TECHNOLOGY                                              $216,025,812
                                                                             ------------
               TRANSPORTATION - 0.5%
               AIR FREIGHT - 0.5%
    130,000    CNF Transportation Inc.                                       $  3,755,700
                                                                             ------------
               TOTAL TRANSPORTATION                                          $  3,755,700
                                                                             ------------
               UTILITIES - 6.1%
               ELECTRIC COMPANIES - 0.8%
     60,500    Constellation Energy Group                                    $  2,668,050
    101,300    DQE, Inc.                                                        2,952,895
                                                                             ------------
                                                                             $  5,620,945
                                                                             ------------
               NATURAL GAS - 2.1%
    199,100    Dynergy Corp.                                                 $ 10,156,091
     92,100    Enron Corp.                                                      5,351,010
                                                                             ------------
                                                                             $ 15,507,101
                                                                             ------------
               POWER PRODUCERS (INDEPENDENT) - 3.2%
    338,100    Calpine Corp.*                                                $ 18,619,167
    160,000    Orion Power Holdings, Inc.*                                      4,912,000
                                                                             ------------
                                                                             $ 23,531,167
                                                                             ------------
               TOTAL UTILITIES                                               $ 44,656,213
                                                                             ------------
               TOTAL COMMON STOCK
               (Cost $743,250,843)                                           $698,228,904
                                                                             ------------

  16  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNTS                                                                           VALUE
               TEMPORARY CASH INVESTMENTS - 5.5%
               COMMERCIAL PAPER - 5.5%
$20,018,000    Citicorp, Inc., 5.07%, due 4/2/01                             $ 20,018,000
$20,784,000    Exxon Project, 5.16%, due 4/3/01                                20,784,000
                                                                             ------------
               (Cost: $40,802,000)                                           $ 40,802,000
                                                                             ------------
               TOTAL INVESTMENT IN SECURITIES AND
               TEMPORARY CASH INVESTMENTS - 100%
               (Cost: $784,052,843)(a)                                       $739,030,904
                                                                             ============

    *  Non-income producing security.
    (a) At March 31, 2001, the net unrealized loss on investments based on cost for federal income tax purposes of $786,325,083 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost     $ 101,564,029
       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value      (148,858,208)
                                                              -------------
       Net unrealized loss                                    $ (47,294,179)
                                                              =============

    Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2001, aggregated $372,849,097 and $409,372,179, respectively.

   The accompanying notes are an integral part of these financial statements. 17

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     BALANCE SHEET 3/31/01 (UNAUDITED)

  ASSETS:
     Investment in securities, at value (including temporary
        cash investments of $40,802,000) (cost $784,052,843)      $739,030,904
     Cash                                                                  116
     Receivables -
        Investment securities sold                                   5,917,752
        Fund shares sold                                               303,663
        Dividends and interest                                         289,826
        Variation margin                                               100,000
     Other                                                              28,343
                                                                  ------------
           Total assets                                           $745,670,604
                                                                  ------------
  LIABILITIES:
     Payables -
        Investments purchased                                     $ 12,115,039
        Fund shares repurchased                                        540,100
     Due to affiliates                                                 588,243
     Accrued expenses                                                   94,157
                                                                  ------------
           Total liabilities                                      $ 13,337,539
                                                                  ------------
  NET ASSETS:
     Paid-in capital                                              $757,817,030
     Accumulated net investment loss                                  (851,475)
     Accumulated undistributed net realized gain on
        investments and futures contracts                           21,426,957
     Net unrealized loss on investments                            (45,021,939)
     Net unrealized loss on futures contracts                       (1,037,508)
                                                                  ------------
           Total net assets                                       $732,333,065
                                                                  ============
  NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
     Class A (based on $686,762,749/51,345,399 shares)            $      13.38
                                                                  ============
     Class B (based on $38,962,481/3,176,985 shares)              $      12.26
                                                                  ============
     Class C (based on $6,607,835/519,573 shares)                 $      12.72
                                                                  ============
  MAXIMUM OFFERING PRICE:
     Class A                                                      $      14.20
                                                                  ============

  18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     STATEMENT OF OPERATIONS (UNAUDITED)
     FOR THE SIX MONTHS ENDED 3/31/01

 INVESTMENT INCOME:
    Dividends (net of foreign taxes withheld of
      $3,301)                                            $   1,192,162
    Interest                                                 2,050,352
                                                         -------------
          Total investment income                                            $   3,242,514
                                                                             -------------
 EXPENSES:
    Management fees
       Basic fee                                         $   2,833,006
       Performance adjustment                                 (892,133)
    Transfer agent fees
       Class A                                                 648,724
       Class B                                                 116,196
       Class C                                                  23,425
    Distribution fees
       Class A                                                 879,926
       Class B                                                 272,104
       Class C                                                  42,647
    Administrative                                             101,482
    Custodian fees                                              50,123
    Professional                                                16,281
    Registration fees                                           82,551
    Printing                                                    17,295
    Fees and expenses of nonaffiliated trustees                  8,733
    Miscellaneous                                                9,112
                                                         -------------
          Total expenses                                                     $   4,209,472
          Less fees paid indirectly                                               (115,483)
                                                                             -------------
          Net expenses                                                       $   4,093,989
                                                                             -------------
             Net investment loss                                             $    (851,475)
                                                                             -------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from:
       Investments                                       $  28,399,587
       Futures contracts                                    (6,564,282)      $  21,835,305
                                                         -------------       =============
    Change in net unrealized gain (loss) from:
       Investments                                       $(366,908,774)
       Futures contracts                                      (175,633)      $(367,084,407)
                                                         -------------       -------------
             Net loss on investments and futures
              contracts                                                      $(345,249,102)
                                                                             -------------
             Net decrease in net assets resulting
              from operations                                                $(346,100,577)
                                                                             =============

   The accompanying notes are an integral part of these financial statements. 19

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     STATEMENTS OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED 3/31/01 AND THE YEAR ENDED 9/30/00

                                                              SIX MONTHS
                                                                ENDED
                                                               3/31/01         YEAR ENDED
                                                             (UNAUDITED)        9/30/00
 FROM OPERATIONS:
 Net investment loss                                        $     (851,475)  $   (3,408,757)
 Net realized gain on investments and futures contracts         21,835,305      160,283,811
 Change in net unrealized gain (loss) on investments and
  futures contracts                                           (367,084,407)     208,459,190
                                                            --------------   --------------
       Net increase (decrease) in net assets resulting
        from operations                                     $ (346,100,577)  $  365,334,244
                                                            --------------   --------------
 DISTRIBUTIONS TO SHAREOWNERS FROM:
 Net realized gain:
       Class A ($3.12 and $3.09 per share, respectively)    $ (140,365,111)  $ (124,379,954)
       Class B ($3.12 and $3.09 per share, respectively)        (9,630,131)      (2,553,584)
       Class C ($3.12 and $3.09 per share, respectively)        (1,451,189)        (546,124)
                                                            --------------   --------------
             Total distributions to shareowners             $ (151,446,431)  $ (127,479,662)
                                                            --------------   --------------
 FROM FUND SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           $   81,435,903   $  368,136,465
 Reinvestment of distributions                                 140,721,428      119,014,289
 Cost of shares repurchased                                   (131,740,303)    (338,672,805)
                                                            --------------   --------------
       Net increase in net assets resulting from fund
        share transactions                                  $   90,417,028   $  148,477,949
                                                            --------------   --------------
       Net increase (decrease) in net assets                $ (407,129,980)  $  386,332,531
 NET ASSETS:
 Beginning of period                                         1,139,463,045      753,130,514
                                                            --------------   --------------
 End of period (including accumulated net investment loss
  of $851,475 and $0 respectively)                          $  732,333,065   $1,139,463,045
                                                            ==============   ==============

                                     '01 SHARES     '01 AMOUNT     '00 SHARES     '00 AMOUNT
              CLASS A                (UNAUDITED)    (UNAUDITED)
 Shares sold                          3,816,350    $  68,163,957   11,639,402    $ 255,803,216
 Reinvestment of distributions        8,020,306      130,891,394    6,429,086      116,109,271
 Less shares repurchased             (6,014,294)    (104,990,460)  (13,449,248)   (290,121,919)
                                     ----------    -------------   -----------   -------------
          Net increase                5,822,362    $  94,064,891    4,619,240    $  81,790,568
                                     ==========    =============   ===========   =============
 CLASS B
 Shares sold                            689,448    $  11,142,648    4,476,958    $  93,250,316
 Reinvestment of distributions          566,518        8,526,103      140,035        2,389,002
 Less shares repurchased             (1,490,955)     (23,375,836)  (1,825,431)     (36,515,030)
                                     ----------    -------------   -----------   -------------
          Net increase (decrease)      (234,989)   $  (3,707,085)   2,791,562    $  59,124,288
                                     ==========    =============   ===========   =============
 CLASS C
 Shares sold                            127,210    $   2,129,298      936,123    $  19,082,933
 Reinvestment of distributions           83,639        1,303,931       29,386          516,016
 Less shares repurchased               (202,635)      (3,374,007)    (624,309)     (12,035,856)
                                     ----------    -------------   -----------   -------------
          Net increase                    8,214    $      59,222      341,200    $   7,563,093
                                     ==========    =============   ===========   =============

  20  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01

                                               SIX MONTHS
                                                  ENDED
                                                 3/31/01      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                  CLASS A                      (UNAUDITED)     9/30/00       9/30/99       9/30/98       9/30/97       9/30/96
Net asset value, beginning of period            $  23.15      $   18.08      $  16.53      $  23.39     $   21.12     $    21.48
                                                --------      ----------     --------      --------     ----------    ----------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                  $  (0.01)     $   (0.06)     $  (0.05)     $  (0.07)    $   (0.08)    $     0.18
  Net realized and unrealized gain (loss) on
    investments and futures contracts              (6.64)          8.22          3.05         (3.44)         4.23           1.47
                                                --------      ----------     --------      --------     ----------    ----------
      Net increase (decrease) from
        investment operations                   $  (6.65)     $    8.16      $   3.00      $  (3.51)    $    4.15     $     1.65
Distributions to shareowners:
 Net investment income                                --             --            --            --            --          (0.30)
  Net realized gain                                (3.12)         (3.09)        (1.45)        (3.35)        (1.88)         (1.71)
                                                --------      ----------     --------      --------     ----------    ----------
Net increase (decrease) in net asset value      $  (9.77)     $    5.07      $   1.55      $  (6.86)    $    2.27     $    (0.36)
                                                --------      ----------     --------      --------     ----------    ----------
Net asset value, end of period                  $  13.38      $   23.15      $  18.08      $  16.53     $   23.39     $    21.12
                                                ========      ==========     ========      ========     ==========    ==========
Total return*                                     (31.20)%        49.93%        19.09%       (15.90)%       21.36%          8.61%
Ratio of net expenses to average net assets+        0.86%**        0.86%         0.88%         0.79%         0.87%          0.90%
Ratio of net investment income (loss) to
  average net assets+                              (0.14)%**      (0.30)%       (0.27)%       (0.35)%       (0.37)%         0.85%
Portfolio turnover rate                               87%**          81%          150%          110%           63%            75%
Net assets, end of period (in thousands)        $686,763      $1,054,081     $739,427      $767,257     $1,048,648    $1,008,177
Ratios assuming reduction for fees paid
  indirectly:
  Net expenses                                      0.83%**        0.84%         0.86%         0.79%         0.85%          0.88%
  Net investment income (loss)                     (0.11)%**      (0.28)%       (0.25)%       (0.35)%       (0.35)%         0.87%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01

                                            SIX MONTHS
                                               ENDED
                                              3/31/01      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    2/1/96 TO
                CLASS B                     (UNAUDITED)     9/30/00       9/30/99       9/30/98       9/30/97       9/30/96
Net asset value, beginning of period          $ 21.68       $ 17.24       $ 15.99       $ 22.98        $21.02       $19.28
                                              -------       -------       -------       -------        ------       ------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                $ (0.10)      $ (0.26)      $ (0.10)      $ (0.18)       $(0.22)      $ 0.12
  Net realized and unrealized gain
    (loss) on investments and futures
    contracts                                   (6.20)         7.79          2.80         (3.46)         4.06         1.78
                                              -------       -------       -------       -------        ------       ------
      Net increase (decrease) from
        investment operations                 $ (6.30)      $  7.53       $  2.70       $ (3.64)       $ 3.84       $ 1.90
Distributions to shareowners:
 Net investment income                             --            --            --            --            --        (0.16)
  Net realized gain                             (3.12)        (3.09)        (1.45)        (3.35)        (1.88)          --
                                              -------       -------       -------       -------        ------       ------
Net increase (decrease) in net asset
  value                                       $ (9.42)      $  4.44       $  1.25       $ (6.99)       $ 1.96       $ 1.74
                                              -------       -------       -------       -------        ------       ------
Net asset value, end of period                $ 12.26       $ 21.68       $ 17.24       $ 15.99        $22.98       $21.02
                                              =======       =======       =======       =======        ======       ======
Total return*                                  (31.72)%       48.51%        17.76%       (16.86)%       19.87%        9.88%
Ratio of net expenses to average net
  assets+                                        1.93%**       1.85%         1.91%         1.81%         2.00%        1.68%**
Ratio of net investment loss to average
  net assets+                                   (1.21)%**     (1.28)%       (1.31)%       (1.38)%       (1.51)%      (0.26)%**
Portfolio turnover rate                            87%**         81%          150%          110%           63%          75%
Net assets, end of period (in thousands)      $38,962       $73,968       $10,699       $ 5,969        $5,045       $4,939
Ratios assuming reduction for fees paid
  indirectly:
  Net expenses                                   1.91%**       1.83%         1.89%         1.80%         1.96%        1.66%**
  Net investment loss                           (1.19)%**     (1.26)%       (1.29)%       (1.37)%       (1.47)%      (0.24)%**

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01

                                             SIX MONTHS
                                                ENDED
                                               3/31/01      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    2/1/96 TO
                 CLASS C                     (UNAUDITED)     09/30/00      9/30/99       9/30/98       9/30/97       9/30/96
Net asset value, beginning of period           $22.32        $ 17.66        $16.30        $23.33        $21.12       $19.28
                                               ------        -------        ------        ------        ------       ------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                 $(0.11)       $ (0.01)       $(0.07)       $(0.18)       $(0.20)      $ 0.03
  Net realized and unrealized gain (loss)
    on investments and futures contracts        (6.37)          7.76          2.88         (3.50)         4.29         1.93
                                               ------        -------        ------        ------        ------       ------
      Net increase (decrease) from
        investment operations                  $(6.48)       $  7.75        $ 2.81        $(3.68)       $ 4.09       $ 1.96
Distributions to shareowners:
 Net investment income                             --             --            --            --            --        (0.12)
  Net realized gain                             (3.12)         (3.09)        (1.45)        (3.35)        (1.88)          --
                                               ------        -------        ------        ------        ------       ------
Net increase (decrease) in net asset
  value                                        $(9.60)       $  4.66        $ 1.36        $(7.03)       $ 2.21       $ 1.84
                                               ------        -------        ------        ------        ------       ------
Net asset value, end of period                 $12.72        $ 22.32        $17.66        $16.30        $23.33       $21.12
                                               ======        =======        ======        ======        ======       ======
Total return*                                  (31.60)%        48.61%        18.13%       (16.77)%       21.07%       10.18%
Ratio of net expenses to average net
  assets+                                        2.06%**        1.88%         1.86%         1.75%         1.91%        1.96%**
Ratio of net investment loss to average
  net assets+                                   (1.34)%**      (1.32)%       (1.26)%       (1.31)%       (1.43)%      (0.29)%**
Portfolio turnover rate                            87%**          81%          150%          110%           63%          75%
Net assets, end of period (in thousands)       $6,608        $11,414        $3,005        $1,460        $  752       $  379
Ratios assuming reduction for fees paid
  indirectly:
  Net expenses                                   2.01%**        1.86%         1.82%         1.74%         1.87%        1.93%**
  Net investment loss                           (1.29)%**      (1.30)%       (1.22)%       (1.30)%       (1.39)%      (0.26)%**

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS 3/31/01 (UNAUDITED)

    1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Pioneer Mid-Cap Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth.

    The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

    The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

    A. SECURITY VALUATION

       Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of the regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including income on interest bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------

       Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    B. FUTURES CONTRACTS

       The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. A potential risk to the Fund is that the change in value of the contracts may not directly correlate to the change in value of the underlying securities.

    At March 31, 2001, open futures contracts were as follows:

             NUMBER OF
             CONTRACTS     SETTLEMENT     MARKET      UNREALIZED
TYPE        LONG/(SHORT)     MONTH         VALUE      GAIN (LOSS)
----        ------------   ----------   -----------   -----------
S&P MidCap
  400          100            6/01      $23,180,000   $(1,037,508)

    C. FEDERAL INCOME TAXES

       It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

       The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS 3/31/01 (UNAUDITED) (CONTINUED)

    D. FUND SHARES

       The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano) earned $44,619 in underwriting commissions on the sale of Fund shares during the six months ended March 31, 2001.

    E. CLASS ALLOCATIONS

       Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

       Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

    2. MANAGEMENT AGREEMENT

    Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of +/-0.20% based on the Fund's investment performance as compared with the Standard & Poor's MidCap 400 Index. The performance comparison is made for a rolling-36-month period. For the six months ended March 31, 2001, the aggregate performance adjustment resulted in a reduction to the basic fee of $892,133. For the six months ended March 31, 2001, the management fee was equivalent to an annual rate of 0.429% of average daily net assets.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------

    In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2001, $293,479 was payable to PIM related to management fees, administration fees and certain other services.

    3. TRANSFER AGENT

    PIMSS, a majority owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $120,200 in transfer agent fees payable to PIMSS at March 31, 2001.

    4. DISTRIBUTION PLANS

    The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15%.

    Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $174,564 in distribution fees payable to PFD at March 31, 2001.

    In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2001, CDSCs in the amount of $82,584 were paid to PFD.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS 3/31/01 (UNAUDITED) (CONTINUED)

    5. EXPENSE OFFSETS

    The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended March 31, 2001, the Fund's expenses were reduced by $115,483 under such arrangements.

    6. LINE OF CREDIT

    The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2001, the Fund had no borrowings under this agreement.

     PIONEER MID-CAP FUND

--------------------------------------------------------------------------------
     TRUSTEES, OFFICERS AND SERVICE PROVIDERS

      TRUSTEES                           OFFICERS
      John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
      Mary K. Bush                       David D. Tripple, Executive Vice
      Richard H. Egdahl, M.D.            President
      Margaret B.W. Graham               Vincent Nave, Treasurer
      Marguerite A. Piret                Joseph P. Barri, Secretary
      David D. Tripple
      Stephen K. West
      John Winthrop

    INVESTMENT ADVISER
    Pioneer Investment Management, Inc.

    CUSTODIAN
    Brown Brothers Harriman & Co.

    PRINCIPAL UNDERWRITER
    Pioneer Funds Distributor, Inc.

    LEGAL COUNSEL
    Hale and Dorr LLP

    SHAREOWNER SERVICES AND TRANSFER AGENT
    Pioneer Investment Management
    Shareholder Services, Inc.

    HOW TO CONTACT PIONEER

   We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

   CALL US FOR:

   ACCOUNT INFORMATION, including existing accounts,
   new accounts, prospectuses, applications
   and service forms                                       1-800-225-6292

   FACTFONE(SM) for automated fund yields, prices,
   account information and transactions                    1-800-225-4321

   RETIREMENT PLANS INFORMATION                            1-800-622-0176

   TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)            1-800-225-1997

   WRITE TO US:

   PIMSS
   P.O. Box 9014
   Boston, Massachusetts 02205-9014

   OUR TOLL-FREE FAX                                       1-800-225-4240

   OUR INTERNET E-MAIL ADDRESS              ask.pioneer@pioneerinvest.com

   (for general questions about Pioneer only)

   VISIT OUR WEBSITE:                                www.pioneerfunds.com

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT
   FUND PROSPECTUS.

   PIONEER LOGO

    PIONEER INVESTMENT MANAGEMENT, INC.              1085-00-0501
    60 STATE STREET                                  G PIONEER FUNDS DISTRIBUTOR, INC.
    BOSTON, MASSACHUSETTS 02109                      UNDERWRITER OF PIONEER MUTUAL FUNDS
    www.pioneerfunds.com                             [RECYCLE LOGO] PRINTED ON RECYCLED
                                                     PAPER